Income Taxes	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Income Taxes
25.	INCOME TAXES

a)	Income tax expense (recovery)
Details of income tax expense (recovery) were as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Current income tax expense (recovery)

Related to current year	$85.7	$241.1
Related to prior years	(3.6)	(2.1)
	82.1	239.0
Deferred income tax expense
Temporary differences	(22.1)	33.7
Effect of income tax rate changes on deferred income taxes	—	(0.3)
Increase (decrease) in valuation allowance	29.7	1.3
	7.6	34.7
Income tax expense	$89.7	$273.7
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense (recovery) recorded was as follows:

	Years ended
	January 31, 2025		January 31, 2024
			Reclassified (Note 2)
Income taxes calculated at statutory rates	$40.4	26.5%	$319.4	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(5.2)		(7.6)
Effect of income tax rate changes on deferred income taxes	—		(0.3)
Increase in valuation allowance	29.7		1.3
Recognition of income taxes on foreign currency translation	18.2		(15.7)
Recognition of income taxes on inflation	(7.4)		(7.0)
Permanent differences	16.8		(0.7)
Recognition of tax incentives	—		(20.5)
Adjustments in respect of prior years and other	(2.8)		4.8
Income tax expense	$89.7		$273.7
The income tax statutory rate is 26.5% for the year ended January 31, 2025 and 2024. The income tax statutory rate is the Bombardier Recreational Products Inc. combined rate applicable in jurisdictions in which it operates.

b)	Deferred income taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2025	January 31, 2024

Related to current assets and liabilities
Inventories	$71.2	$77.5
Income taxes and investment tax credits receivable	(3.0)	(3.9)
Trade payables and accruals	20.2	18.7
Provisions	143.4	143.9
Other financial liabilities	15.3	5.1
Lease liabilities	12.5	12.6
Deferred revenues	13.7	21.9
Other financial asset	(8.0)	(15.4)
Other	0.3	(4.6)
	265.6	255.8
Related to non-current assets and liabilities
Property, plant and equipment	(99.0)	(73.2)
Intangible assets	(52.5)	(55.6)
Right-of-use assets	(42.3)	(47.5)
Provisions	35.0	33.2
Long-term debt	26.5	2.6
Lease liabilities	35.6	39.9
Deferred revenues	20.4	23.4
Employee future benefit liabilities	37.5	30.3
Other non-current liabilities	(4.0)	(6.9)
Other	19.6	12.6
	(23.2)	(41.2)
Related to non-capital losses carried forward	88.7	40.7
Related to capital losses carried forward	29.3	29.2
	360.4	284.5
Unrecognized tax benefits	(81.0)	(52.9)
Total	$279.4	$231.6
As at January 31, 2025,
non-capital
losses amounted to $365.0 million ($162.1 million as at January 31, 2024), of which $331.9 million ($125.9 million as at January 31, 2024) is available to reduce future federal taxable income in the United States and $31.1 million ($36.2 million as at January 31, 2024) is available to reduce future taxable income in other tax jurisdictions.

As at January 31, 2025, the balance of deductible capital losses amounted to $110.4 million ($110.1 million as at January 31, 2024) and are available to offset future taxable capital gains in Canada for an unlimited period of time.
As at January 31, 2025, the Company has $62.7 million in investment tax credits receivable, of which $53.4 million is refundable and $9.3 million is available to reduce future income taxes in the United States (respectively $57.6 million, $50.3 million and $7.3 million as at January 31, 2024).
As at January 31, 2025 and 2024, deferred income taxes assets have been entirely recognized except for certain elements, consisting mainly of deductible capital losses carried forward and deferred income taxes assets related to long-term debt, as the Canadian and Quebec taxation laws required those losses to be offset with available capital gains in order to be deductible.
In addition, deferred income taxes have not been provided for the undistributed earnings of foreign subsidiaries since either income taxes would not be applicable upon distribution of earnings or the Company determined that such earnings will be indefinitely reinvested. However, distribution in the form of dividends or otherwise from countries where earnings are indefinitely reinvested may be subject to income taxes.

c)	International Tax Reform – Pillar Two model rules
In December 2021, the Organisation for Economic
Co-operation
and Development published the Global Anti-Base Erosion Model Rules (“GloBE Rules”) designed to ensure that a multinational enterprise is subject to tax at an effective minimum tax rate of 15% calculated under the GloBE Rules regardless of the jurisdictions where it operates. The GloBE Rules have been enacted or are in process of being enacted into the domestic law of many jurisdictions where the Company operates. The Company does not expect that the application of the GloBE Rules should have a material impact on the income taxes expenses.